ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Narrative) (Details) ¥ in Thousands, $ in Thousands		Feb. 09, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Contingent consideration for business combination	[1]		¥ 54,550	$ 8,384	¥ 104,490
Qufan [Member]
Contingent consideration for business combination					¥ 54,550
Sale of Stock, Consideration Received on Transaction		¥ 127,500
Disposal Of Equity Interest, Percentage Of Ownership Transferred		51.00%

[1]	Unpaid consideration for business combination represents the unpaid cash consideration and contingent consideration relating to the acquisition of Qufan as of December 31, 2017. On February 9, 2018, the Company announced that it has disposed of its 51% equity interest in Qufan for a total consideration of RMB127,500, which will be offset by the unpaid contingent consideration of RMB54,550.